Off-Balance Sheet Financial Instruments	12 Months Ended
Dec. 31, 2011
Off-Balance Sheet Financial Instruments

Note 27 – Off-Balance Sheet Financial Instruments

Commitments and Letters of Credit. Northern Trust, in the normal course of business, enters into various types of commitments and issues letters of credit to meet the liquidity and credit enhancement needs of its clients. The contractual amounts of these instruments represent the potential credit exposure should the instrument be fully drawn upon and the client default. To control the credit risk associated with entering into commitments and issuing letters of credit, Northern Trust subjects such activities to the same credit quality and monitoring controls as its lending activities.

Commitments and letters of credit consist of the following:

Legally Binding Commitments to Extend Credit generally have fixed expiration dates or other termination clauses. Since a significant portion of the commitments are expected to expire without being drawn upon, the total commitment amount does not necessarily represent future loans or liquidity requirements.

Commercial Letters of Credit are instruments issued by Northern Trust on behalf of its clients that authorize a third party (the beneficiary) to draw drafts up to a stipulated amount under the specified terms and conditions of the agreement. Commercial letters of credit are issued primarily to facilitate international trade.

Standby Letters of Credit obligate Northern Trust to meet certain financial obligations of its clients, if, under the contractual terms of the agreement, the clients are unable to do so. These instruments are primarily issued to support public and private financial commitments, including commercial paper, bond financing, initial margin requirements on futures exchanges, and similar transactions. Northern Trust is obligated to meet the entire financial obligation of these agreements and in certain cases is able to recover the amounts paid through recourse against collateral received or other participants.

The following table shows the contractual amounts of commitments and letters of credit.

COMMITMENTS AND LETTERS OF CREDIT

	DECEMBER 31
(In Millions)	2011	2010
Legally Binding Commitments to Extend Credit*	$28,702.2	$27,229.5
Standby Letters of Credit**	$4,293.4	$4,344.7
Commercial Letters of Credit	23.4	32.8

* These amounts exclude $.5 billion and $1.6 billion of commitments participated to others at December 31, 2011 and 2010, respectively.

** These amounts include $608.2 million and $602.3 million of standby letters of credit secured by cash deposits or participated to others as of December 31, 2011 and 2010, respectively. The weighted average maturity of standby letters of credit was 27 months at December 31, 2011 and 20 months at December 31, 2010.

Other Off-Balance Sheet Financial Instruments. As part of securities custody activities and at the direction of clients, Northern Trust lends securities owned by clients to borrowers who are reviewed and approved by the Senior Credit Committee. Borrowers are required to fully collateralize securities received with cash or marketable securities. As securities are loaned, collateral is maintained at a minimum of 100 percent of the fair value of the securities plus accrued interest, with revaluations of the collateral performed on a daily basis. In connection with these activities, Northern Trust has issued certain indemnifications to clients against loss that is a direct result of a borrower’s failure to return securities when due, should the value of such securities exceed the value of the collateral required to be posted. The amount of securities loaned as of December 31, 2011 and 2010 subject to indemnification was $74.4 billion and $74.9 billion, respectively. Because of the credit quality of the borrowers and the requirement to fully collateralize securities borrowed, management believes that the exposure to credit loss from this activity is not significant and, therefore, no liability has been recorded relating to the indemnifications provided.

The Bank is a participating member of various cash, securities, and foreign exchange clearing and settlement organizations such as The Depository Trust Company in New York. It participates in these organizations on behalf of its clients and on its own behalf as a result of its own activities. A wide variety of cash and securities transactions are settled through these organizations, including those involving obligations of states and political subdivisions, asset-backed securities, commercial paper, dollar placements, and securities issued by the Government National Mortgage Association.

As a result of its participation in cash, securities, and foreign exchange clearing and settlement organizations, the Bank could be responsible for a pro rata share of certain credit-related losses arising out of the clearing activities. The method in which such losses would be shared by the clearing members is stipulated in each clearing organization’s membership agreement. Credit exposure related to these agreements varies from day to day, primarily as a result of fluctuations in the volume of transactions cleared through the organizations. The estimated credit exposure at December 31, 2011 and 2010 was $80 million and $68 million, respectively, based on the membership agreements and clearing volume for those days. Controls related to these clearing transactions are closely monitored by management to protect the assets of Northern Trust and its clients.